General administrative expenses and other operating income (expense)	12 Months Ended
Dec. 31, 2019
Disclosure of general administrative expenses and other operating income (expense) [Abstract]
Disclosure of general administrative expenses and other operating income (expense)

36. GENERAL AND ADMINISTRATIVE EXPENSES AND OTHER NET OPERATING INCOME (EXPENSES)

(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2017	2018	2019
Salaries	Short-term	Salaries	1,317,826	1,484,236	1,584,791
	employee benefits	Employee benefits	559,562	468,012	475,238
	Share based payments		—	—	6,328
	Retirement benefit service costs		146,848	145,149	168,423
	Termination		299,562	225,106	156,441

	Sub-total		2,323,798	2,322,503	2,391,221

Depreciation and amortization			183,601	216,735	481,176

Other general and administrative expenses	Rent		313,080	321,198	85,705
	Taxes and public dues		111,248	115,454	137,137
	Service charges		198,828	222,530	235,117
	Computer and IT related		70,936	88,689	93,573
	Telephone and communication		65,015	70,618	70,220
	Operating promotion		43,850	43,540	45,594
	Advertising		68,942	72,450	85,887
	Printing		8,633	8,601	7,845
	Traveling		13,064	12,757	13,255
	Supplies		6,795	7,071	7,736
	Insurance premium		8,548	8,355	9,668
	Reimbursement		27,516	23,474	23,577
	Maintenance		16,081	17,384	18,495
	Water, light and heating		14,165	14,686	15,272
	Vehicle maintenance		9,902	10,264	10,564
	Others		46,799	47,724	34,035

	Sub-total		1,023,402	1,084,795	893,680

	Total		3,530,801	3,624,033	3,766,077

(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Gain on transactions of foreign exchange	3,391,095	1,227,561	602,115
Gain on disposals of loans and receivables(*1)	205,490	—	—
Gain related to derivatives (Designated for hedging)	122	35,810	126,651
Gain on fair value hedged items	53,532	42,797	231
Others(*2)	86,159	82,417	45,706

Total	3,736,398	1,388,585	774,703

(*1)

Gain (loss) on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named ‘Net gain related to financial assets at amortized cost’ in accordance with the adoption of IFRS 9.

(*2)

Other income includes income amounting to 29,336 million Won and 29,316 million Won for the years ended December 31, 2017 and 2018, respectively, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.

(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Losses on transactions of foreign exchange	2,886,535	991,423	192,331
KDIC deposit insurance premium	304,055	315,315	333,600
Contribution to miscellaneous funds	286,000	298,416	317,667
Losses on disposals of loans and receivables(*1)	9,221	—	—
Losses related to derivatives (Designated for hedging)	109,569	36,483	3,686
Losses on fair value hedged items	—	17,299	86,214
Others(*2)	172,331	124,240	143,786

Total	3,767,711	1,783,176	1,077,284

(*1)

Loss on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named ‘Net gain related to financial assets at amortized cost’ in accordance with the adoption of IFRS 9.

(*2)

Others include such expenses amounting to 5,237 million Won and 1,594 million Won for the years ended December 31, 2017 and 2018, respectively, that are related to the Group’s expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, they include 48,292 million Won, 51,770 million Won and 22,317 million Won for the years ended December 31, 2017, 2018 and 2019, respectively, of intangible asset amortization expense.

(4)	Share-based payment

Details of performance condition share-based payment granted to executives as of December 31, 2019 is as follows.

1) Performance condition share-based payment

Subject to	Shares granted for the year 2019
Type of payment	Cash-settled
Vesting period	January 1, 2019 ~ December 31, 2022
Date of payment	2023-01-01
Number of shares measured as of the closing date(*)	524,746 shares

(*)

The number of payable stocks is granted at the initial contract date and the payment rate is determined based on the achievement of the pre-determined performance targets. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), non-performing loan ratio and job performance.

2) The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period. As of December 31, 2019, the book value of the liabilities related to the performance condition share-based payments recognized by the Group is 6,328 million Won.